EDGAR

July 2, 2004

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Institutional Series Trust (the "Trust") on behalf of:
           John Hancock Independence Diversified Core Equity Fund II


           File Nos. 33-86102; 811-8852

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated July 1, 2004 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                               Sincerely,


                                               /s/Joan O'Neill
                                               Joan O'Neill
                                               Senior Paralegal